Document and Entity Information	Sep. 17, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 17, 2021
Entity Registrant Name	Verizon Communications Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8606
Entity Tax Identification Number	23-2259884
Entity Address, Address Line One	1095 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	395-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732712
Amendment Flag	false
1.625 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2024
Trading Symbol	VZ 24B
Security Exchange Name	NYSE
4.073 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.073% Notes due 2024
Trading Symbol	VZ 24C
Security Exchange Name	NYSE
0.875 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	VZ 25
Security Exchange Name	NYSE
3.250 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.25% Notes due 2026
Trading Symbol	VZ 26
Security Exchange Name	NYSE
1.375 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2026
Trading Symbol	VZ 26B
Security Exchange Name	NYSE
0.875 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2027
Trading Symbol	VZ 27E
Security Exchange Name	NYSE
1.375 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	VZ 28
Security Exchange Name	NYSE
1125 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2028
Trading Symbol	VZ 28A
Security Exchange Name	NYSE
2350 Fixed Rate Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.350% Fixed Rate Notes due 2028
Trading Symbol	VZ 28C
Security Exchange Name	NYSE
1.875 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2029
Trading Symbol	VZ 29B
Security Exchange Name	NYSE
0375 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2029
Trading Symbol	VZ 29D
Security Exchange Name	NYSE
1.250 Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2030
Trading Symbol	VZ 30
Security Exchange Name	NYSE
1.875 Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2030
Trading Symbol	VZ 30A
Security Exchange Name	NYSE
2.625 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2031
Trading Symbol	VZ 31
Security Exchange Name	NYSE
2.500 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2031
Trading Symbol	VZ 31A
Security Exchange Name	NYSE
3000 Fixed Rate Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.000% Fixed Rate Notes due 2031
Trading Symbol	VZ 31D
Security Exchange Name	NYSE
0.875 Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2032
Trading Symbol	VZ 32
Security Exchange Name	NYSE
0750 Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2032
Trading Symbol	VZ 32A
Security Exchange Name	NYSE
1300 Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.300% Notes due 2033
Trading Symbol	VZ 33B
Security Exchange Name	NYSE
4.750 Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.75% Notes due 2034
Trading Symbol	VZ 34
Security Exchange Name	NYSE
3.125 Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2035
Trading Symbol	VZ 35
Security Exchange Name	NYSE
1125 Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2035
Trading Symbol	VZ 35A
Security Exchange Name	NYSE
3.375 Notes Due 2036 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2036
Trading Symbol	VZ 36A
Security Exchange Name	NYSE
2.875 Notes Due 2038 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2038
Trading Symbol	VZ 38B
Security Exchange Name	NYSE
1875 Notes Due 2038 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	VZ 38C
Security Exchange Name	NYSE
1.500 Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	VZ 39C
Security Exchange Name	NYSE
3.500 Fixed Rate Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.50% Fixed Rate Notes due 2039
Trading Symbol	VZ 39D
Security Exchange Name	NYSE
1850 Notes Due 2040 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.850% Notes due 2040
Trading Symbol	VZ 40
Security Exchange Name	NYSE
3850 Fixed Rate Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.850% Fixed Rate Notes due 2041
Trading Symbol	VZ 41C
Security Exchange Name	NYSE
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NYSE
Common Stock [Member] | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NASDAQ